Quarterly Report
October 31, 2024
MFS®  Global High Yield Fund
HYO-Q3

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 33.4%
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$474,879
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	163,752
			$638,631
Broadcasting – 0.5%
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	507,293	$553,187
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		410,000	403,052
			$956,239
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$452,372
Business Services – 1.1%
Almaviva - The Italian Innovation Co. S.p.A., 5%, 10/30/2030 (n)	EUR	447,000	$485,835
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		461,000	513,633
Nexi S.p.A., 2.125%, 4/30/2029		1,008,000	1,026,669
			$2,026,137
Cable TV – 0.8%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	617,916	$707,782
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	455,000	547,097
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	260,000	261,957
Ziggo B.V., 2.875%, 1/15/2030		100,000	100,753
			$1,617,589
Chemicals – 0.9%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$819,000	$706,562
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	470,633
Synthos S.A., 2.5%, 6/07/2028		483,000	478,382
			$1,655,577
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$905,000	$886,856
SCC Power PLC, 8%, 12/31/2028 (n)		850,966	414,846
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	87,578
			$1,389,280
Consumer Products – 0.6%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	237,000	$268,640
Coty, Inc., 5.75%, 9/15/2028		125,000	141,687
International Design Group S.p.A., 10%, 11/15/2028 (n)		708,000	829,812
			$1,240,139
Consumer Services – 1.4%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	250,000	$284,175
Amber Finco PLC, 6.625%, 7/15/2029		214,000	243,253
Flamingo Lux II S.A., 5%, 3/31/2029		432,000	361,312
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		310,000	359,541
Verisure Holding AB, 3.25%, 2/15/2027		315,000	336,861
Verisure Midholding AB, 5.25%, 2/15/2029		1,015,000	1,101,991
			$2,687,133
Containers – 1.1%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$634,000	$576,737
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		640,000	582,901
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	699,424

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$200,000	$199,403
			$ 2,058,465
Emerging Market Quasi-Sovereign – 2.9%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$876,923
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		367,000	372,082
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$331,000	331,546
Petroleos Mexicanos, 6.5%, 3/13/2027		445,000	436,675
Petroleos Mexicanos, 6.84%, 1/23/2030		350,000	323,121
Petroleos Mexicanos, 10%, 2/07/2033		460,000	487,581
Petroleos Mexicanos, 6.5%, 6/02/2041		1,535,000	1,136,755
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	496,595
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		497,000	498,088
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		601,000	604,104
			$ 5,563,470
Energy - Independent – 0.2%
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		$448,000	$469,410
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$282,000	$293,341
Entertainment – 0.4%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$228,476
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	460,000	632,683
			$ 861,159
Financial Institutions – 2.2%
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)	GBP	390,000	$462,655
Globalworth Real Estate Investments Ltd., 6.25%, 3/31/2030	EUR	564,002	609,199
Heimstaden Bostad AB, 3%, 1/29/2173		264,000	251,276
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028		470,000	466,614
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$686,000	698,231
Project Grand UK PLC, 9%, 6/01/2029 (n)	EUR	450,000	506,375
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		373,000	350,450
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		805,000	372,146
Vivion Investments S.à r.l., 6.5%, 8/31/2028		518,000	554,946
			$ 4,271,892
Food & Beverages – 1.1%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$397,520
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		966,000	926,623
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	433,000	476,184
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		$457,000	386,787
			$ 2,187,114
Forest & Paper Products – 0.3%
Fiber Midco S.p.A., 0%, 6/15/2029 (n)	EUR	459,000	$518,749
Gaming & Lodging – 1.8%
Accorinvest Group S.A., 6.375%, 10/15/2029 (n)	EUR	550,000	$621,672
Allwyn International, 3.875%, 2/15/2027 (n)		565,000	612,274
Allwyn International A.S., 3.875%, 2/15/2027		345,000	373,867
Flutter Treasury DAC, 5%, 4/29/2029 (n)		126,000	140,683
Flutter Treasury DAC, 5%, 4/29/2029		200,000	223,306
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)		688,000	775,137
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$211,000	192,758
NH Hotel Group S.A., 4%, 7/02/2026 (n)	EUR	315,000	343,169

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
NH Hotel Group S.A., 4%, 7/02/2026	EUR	225,000	$245,121
			$ 3,527,987
Industrial – 0.3%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	228,000	$249,961
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		250,000	289,953
			$ 539,914
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$590,474
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$659,503
Medical & Health Technology & Services – 0.5%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$458,343
Laboratoire Eimer Selas, 5%, 2/01/2029		494,000	466,913
			$ 925,256
Metals & Mining – 1.1%
Aris Mining Corp., 8%, 10/31/2029 (n)		$405,000	$406,492
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		140,000	126,726
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	477,419
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	291,801
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		794,922	754,896
			$ 2,057,334
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$591,271	$530,619
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	380,000	$420,273
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	174,733
Iliad S.A., 5.625%, 2/15/2030		300,000	345,089
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	908,271
			$ 1,848,366
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$429,000	$437,626
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		713,075	604,140
			$ 1,041,766
Other Banks & Diversified Financials – 1.1%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$716,382
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	775,901
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	645,000	632,091
			$ 2,124,374
Pharmaceuticals – 1.5%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$443,834
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)	EUR	596,000	679,275
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	246,892
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		501,000	572,856
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	995,813
			$ 2,938,670
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$336,473

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.3%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	785,000	$1,086,950
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)	EUR	450,000	490,857
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	475,001
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	572,000	488,422
			$ 2,541,230
Supermarkets – 0.4%
Eroski Sociedad Cooperativa, 10.625%, 4/30/2029 (n)	EUR	585,000	$685,252
Telecommunications - Wireless – 2.7%
Altice France Holding S.A., 3.375%, 1/15/2028	EUR	286,000	$237,600
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		700,000	716,120
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	668,288
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$617,400	598,210
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	848,000	949,171
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	346,991
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	805,000	813,469
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		669,000	713,151
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		125,000	142,937
			$ 5,185,937
Transportation - Services – 1.4%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$429,881	$431,786
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	539,304
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$650,000	575,584
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		535,000	545,296
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	517,000	543,950
			$ 2,635,920
Utilities - Electric Power – 2.6%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$686,338
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		406,160	385,364
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		352,000	340,888
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		661,405	636,933
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		487,000	483,388
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		581,020	566,512
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	680,149
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	377,880
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	834,010
			$ 4,991,462
Utilities - Gas – 0.6%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	200,000	$201,125
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	855,348
			$ 1,056,473
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,186,000	$1,177,448
Total Bonds			$ 64,281,155
Investment Companies (h) – 66.4%
Mutual Funds – 64.2%
MFS High Yield Pooled Portfolio (v)		14,771,648	$123,343,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.87% (v)	4,247,555	$4,247,980
Total Investment Companies		$127,591,240
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Trade	$ 1,537,657	7	$1,533
Other Assets, Less Liabilities – 0.2%	417,008
Net Assets – 100.0%	$192,290,936
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $127,591,240 and $64,282,688, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,337,097, representing 18.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,066,819	USD	1,156,955	JPMorgan Chase Bank N.A.	1/17/2025	$7,350
EUR	786,825	USD	857,353	UBS AG	1/17/2025	1,372
USD	598,091	CAD	813,000	State Street Bank Corp.	1/17/2025	12,619
USD	18,284,850	EUR	16,632,676	BNP Paribas S.A.	1/17/2025	132,273
USD	18,286,392	EUR	16,632,677	JPMorgan Chase Bank N.A.	1/17/2025	133,815
USD	543,411	GBP	414,000	HSBC Bank	1/17/2025	9,691
USD	3,402,212	GBP	2,610,436	State Street Bank Corp.	1/17/2025	36,895
						$334,015
Liability Derivatives
EUR	297,660	USD	326,509	Morgan Stanley Capital Services, Inc.	1/17/2025	$(1,649)
EUR	595,584	USD	654,858	State Street Bank Corp.	1/17/2025	(4,849)
EUR	186,515	USD	205,770	UBS AG	1/17/2025	(2,212)
USD	496,713	EUR	455,562	State Street Bank Corp.	1/17/2025	(478)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	485,181	EUR	447,410	UBS AG	1/17/2025	$(3,114)
						$(12,302)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,533	$—	$—	$1,533
Non - U.S. Sovereign Debt	—	6,153,944	—	6,153,944
U.S. Corporate Bonds	—	2,746,058	—	2,746,058
Foreign Bonds	—	55,381,153	—	55,381,153
Mutual Funds	127,591,240	—	—	127,591,240
Total	$127,592,773	$64,281,155	$—	$191,873,928
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$334,015	$—	$334,015
Forward Foreign Currency Exchange Contracts – Liabilities	—	(12,302)	—	(12,302)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$138,828,262	$15,625,398	$32,913,493	$(5,215,870)	$7,018,963	$123,343,260
MFS Institutional Money Market Portfolio	2,866,464	55,643,814	54,261,532	(221)	(545)	4,247,980
	$141,694,726	$71,269,212	$87,175,025	$(5,216,091)	$7,018,418	$127,591,240
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$7,015,321	$—
MFS Institutional Money Market Portfolio	185,612	—
	$7,200,933	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2024, are as follows:
United States	58.7%
Canada	4.0%
United Kingdom	3.8%
France	3.4%
Spain	3.2%
Mexico	3.2%
Netherlands	2.6%
Brazil	2.6%
Italy	2.1%
Other Countries	16.4%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.